Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	CALAMOS ADVISORS TRUST/IL
Central Index Key	0001079575
Amendment Flag	false
Document Creation Date	Apr. 23, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013